Equity (Details) - Schedule of stock option activity	12 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule Of Stock Option Activity Abstract
Options outstanding, Number of Options | shares	1,360,652
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 20.67
Granted, Number of Options | shares	90,181
Granted, Weighted Average Exercise Price | $ / shares	$ 9.32
Exercised, Number of Options | shares	(12,413)
Exercised, Weighted Average Exercise Price | $ / shares	$ 12.30
Forfeited, Number of Options | shares	(188,416)
Forfeited, Weighted Average Exercise Price | $ / shares	$ 25.70
Options outstanding, Number of Options | shares	1,250,004
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 19.18
Options exercisable, Number of Options | shares	972,323
Options exercisable, Weighted Average Exercise Price | $ / shares	$ 20.62